Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

14. Leases

As of December 31, 2025 and 2024, the most significant leases are as follows:

Aircraft and engines represent the Company’s most significant lease agreements. On December 31, 2025, the Company leases 151 aircraft (141 as of December 31, 2024) and 14 spare engines (18 as of December 31, 2024) that have maximum terms through 2037. The leases are generally guaranteed by either deposit in cash or letters of credit.

Composition of the fleet and spare engines, leases (1):

Aircraft Type	Model	At December31, 2025	At December 31, 2024
A319	132	—	1
A320	233	36	40
A320	232	3	4
A320NEO	271N	64	53
A321	231	10	10
A321NEO	271N	38	33
		151	141

Engine spare Type	Model	At December31, 2025	At December 31, 2024
V2500	V2527M-A5	1	2
V2500	V2527E-A5	1	2
V2500	V2527-A5	2	4
PW1100	PW1127G-JM	5	9
PW1100	PW1133G-JM	5	1
		14	18

(1)	Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Management evaluates extensions based on the market conditions at the time of renewal.

During the year ended December 31, 2023, P&W announced preventive accelerated inspections for the GTF engines. Consequently, the Company's GTF engines are being reviewed to ensure compliance with these requirements.

As a result of these preventive accelerated inspections and in accordance with the business strategy, the Company extended certain aircraft and engines lease agreements and added new aircraft and engines to its fleet. All accounting effects of these aircraft and engines lease extensions and new incorporations have been assessed and presented into the Company's consolidated financial statements. Additionally, the compensation received from the manufacturer has been included in the Company's consolidated statement of operations for the years ended December 31, 2025 and 2024.

During the year ended December 31, 2025, the Company added 16 leased aircraft to its fleet (eight A320NEO and five A321NEO were acquired through sale and leaseback transactions under the Company’s existing Airbus purchase agreement), as well as three used A320NEO. All the used aircraft were not subject to sale and leaseback transactions.

Additionally, the Company extended the lease term of five A320CEO and one A321CEO aircraft for an additional period of up to four years.

All accounting effects of these aircraft, engine and others leases extensions and new incorporations have been assessed and presented in the Company's Financial Statements. As of December 31, 2025 and 2024 the Company recorded a net increase of US$537,291 and US$570,185, respectively, as part of the right-of-use assets and lease liabilities, resulting from the aircraft and engine lease extensions and new incorporations.

During the year ended December 31, 2024, the Company added 14 leased aircraft to its fleet, (two A320NEO and eight A321NEO were acquired through sale and leaseback transactions under the Company´s existing Airbus purchase agreement), as well as four used A320CEO. All the used aircraft were not subject to sale and leaseback transactions.

Additionally, the Company extended the lease term of nine A320CEO aircraft for an additional period of to six years and one A319CEO aircraft for an additional period of up to 1.5 years.

During the year ended December 31, 2024, the Company also extended the lease term of two spare engines for an additional period of up to three years.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Aircraft leases		Spare engine leases		Land and building leases		Total
As of December 31, 2023	US$	2,272,163	US$	29,488	US$	36,741	US$	2,338,392
Additions		460,120		—		23,387		483,507
Extensions		81,317		5,361		—		86,678
Modifications		(480)		27,175		1,190		27,885
Disposals		(31,130)		(25,782)		—		(56,912)
Foreign currency conversion		—		—		(35)		(35)
Depreciation on right-of-use assets		(384,235)		(12,012)		(13,688)		(409,935)
As of December 31, 2024		2,397,755		24,230		47,595		2,469,580
Additions		487,583		—		5,625		493,208
Extensions		44,083		—		—		44,083
Modifications		29,462		—		(223)		29,239
Disposals		(47,321)		(8,991)		(154)		(56,466)
Foreign currency conversion		—		—		51		51
Depreciation on right-of-use assets		(425,015)		(8,110)		(15,445)		(448,570)
As of December 31, 2025	US$	2,486,547	US$	7,129	US$	37,449	US$	2,531,125

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2025		2024
As of January 1st,	US$	3,061,536	US$	2,891,442
Additions		463,516		470,859
Modifications		73,322		114,551
Disposals		(63,857)		(59,780)
Interest cost		247,828		231,661
Foreign exchange effect		2,055		(3,802)
Payments		(631,019)		(583,395)
As of December 31	US$	3,153,381	US$	3,061,536
Current	US$	409,125	US$	391,158
Non-current	US$	2,744,256	US$	2,670,378

The Company had total cash outflows for leases of US$631,019 in 2025, US$583,395 in 2024 and US$529,074 in 2023.

During the years ended December 31, 2025, 2024 and 2023, the Company recognized expenses related to short-term leases and leases of low-value assets for an amount of US$10,451, US$4,865 and US$7,925, respectively.

For the years ended December 31, 2025, 2024 and 2023 the amounts recognized in profit or loss were as follow:

	For the years ended December 31,
	2025		2024		2023
Depreciation of right-of-use assets	US$	(448,570)	US$	(409,935)	US$	(362,015)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 23)		(266,008)		(250,530)		(191,967)
Aircraft and engine variable lease expenses		(196,082)		(135,155)		(103,845)
Short - term leases and leases of low - value assets		(10,451)		(4,865)		(7,925)
Total amount recognized in profit or loss	US$	(921,111)	US$	(800,485)	US$	(665,752)

i)	Return obligations

The aircraft lease agreements of the Company also require that the aircraft and engines be returned to lessors under specific conditions of maintenance. The costs of return, which in no case are related to scheduled major maintenance, are estimated and recognized ratably as a provision from the time it becomes likely such costs will be incurred and can be estimated reliably. These return costs are recognized as a component of variable lease expenses and the provision is remeasured and included as part of other liabilities, through the remaining lease term.

The Company estimates provisions for airframe, engine overhauls, and limited- life parts based on assumptions such as projected airframe usage and expected maintenance cost. For the year ended December 31, 2025, 2024 and 2023, the Company recorded expenses related to this provision as supplemental rent, totaling US$113,447, US$86,282 and US$80,894, respectively.

For the years ended December 31, 2025, 2024 and 2023, the Company recorded aircraft and engine variable lease expenses of US$196,082, US$135,155 and US$103,845 respectively.

ii)	Aircraft and engines lease extensions

Certain lease agreements contain extension options, which the Company evaluates exercising once the lease period comes to its end, based on the market conditions at such moment. The lease liabilities corresponding to leases on which it was decided to extend are remeasured for the period negotiated between the Company and the lessor.

During 2025 and 2024, due to the aircraft and engines lease extension agreements, the Company reassessed the right-of-use assets and lease liabilities, resulting in net increases of US$44,083 and $86,678, respectively.